12. FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables		$ 8
Non current other receivables	43	71
Non current trade and other receivables	43	79
Current trade receivables	247	500
Current other receivables	94	61
Current trade and other receivables	341	561
Allowance for other receivables [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables		(6)
Expenses to be recovered [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	7	10
Insurance to recover [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	6
Guarantee deposits [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	3	5
Financial credit [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	4	5
Receivables for non-electrical activities [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	5	11
Government of the PBA and CABA by Social Rate [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables		4
Receivables from petrochemistry [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	39	54
CAMMESA [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	178	168
Receivables from MAT [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	15	17
Other [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	9	14
Current trade receivables	4	10
Current other receivables	16	14
Allowance for doubtful accounts [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables		(35)
Current trade receivables	(16)	(33)
Credit with RDSA [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables		35
Current other receivables		1
Prepaid expenses [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables		1
Current other receivables	4	2
Related parties [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	29	53
Current trade receivables	4	6
Current other receivables	41	8
Tax credits [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	5	3
Current other receivables	5	10
Receivables from oil and gas sales [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables		8
Current trade receivables	23	48
Receivables from energy distribution [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables		226
Contractual penalty to collect [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	3
Credits for the sale of property, plant and equipment [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables		$ 1